Significant accounting policies - Summary of Principal subsidiaries and their geographic location (Detail)				9 Months Ended	12 Months Ended
	Feb. 12, 2021	Sep. 02, 2020	Mar. 28, 2019	Jul. 31, 2021	Oct. 31, 2020
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%	100.00%
Li Cycle Holdings Corp [member]
Disclosure of subsidiaries [line items]
Location				Ontario, Canada
Ownership interest				100.00%
Li-Cycle Inc.
Disclosure of subsidiaries [line items]
Location				Delaware, U.S.	Delaware, U.S.
Ownership interest			100.00%	100.00%	100.00%
Li-Cycle North America Hub, Inc.
Disclosure of subsidiaries [line items]
Location				Delaware, U.S.	Delaware, U.S.
Ownership interest		100.00%		100.00%	100.00%